Consolidated Statements of Stockholders' Equity (USD $)	Series A Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balances at December 31, 2008 at Dec. 31, 2008				$ 22,921,000		$ (2,398,000)	$ 20,523,000
Balances at December 31, 2008 (in Shares) at Dec. 31, 2008		10,023,160
Issuance of stock				560,000			560,000
Issuance of stock (in Shares)		210,204
Issuance of common stock for acquisitions				3,503,000			3,503,000
Issuance of common stock for acquisitions (in Shares)		2,123,578
Share-based compensation				218,000			218,000
Net loss						(4,404,000)	(4,404,000)
Balances at end of year at Dec. 31, 2009				27,202,000		(6,802,000)	20,400,000
Balances at end of year (in Shares) at Dec. 31, 2009		12,356,942
Issuance of stock				2,966,000			2,966,000
Issuance of stock (in Shares)		1,464,392
Issuance of common stock, net of related costs, for termination of agreement				1,434,000			1,434,000
Issuance of common stock, net of related costs, for termination of agreement (in Shares)		739,506
Issuance of common stock, net of related costs, to settle earnout obligations				576,000			576,000
Issuance of common stock, net of related costs, to settle earnout obligations (in Shares)		103,947
Issuance of common stock for acquisitions		1,000		10,075,000			10,076,000
Issuance of common stock for acquisitions (in Shares)		3,035,851
Issuance of common stock for the exercise of options and warrants				703,000			703,000
Issuance of common stock for the exercise of options and warrants (in Shares)		199,699
Issuance of common stock for services (in Shares)		50,473
Share-based compensation				1,816,000			1,816,000
Excess tax benefit on share-based compensation				974,000			974,000
Net loss						(6,038,000)	(6,038,000)
Other comprehensive income:
Foreign currency translation adjustments					1,216,000		1,216,000
Issuance of preferred stock, net of related costs, for cash	33,000,000			(579,000)			32,421,000
Issuance of preferred stock, net of related costs, for cash (in Shares)	4,975,180
Issuance of common stock in exchange for preferred stock	(33,000,000)	1,000		33,000,000			1,000
Issuance of common stock in exchange for preferred stock (in Shares)	(4,975,180)	4,975,180
Issuance of common stock in public offering, net of issuance costs		1,000		133,694,000			133,695,000
Issuance of common stock in public offering, net of issuance costs (in Shares)		9,290,114
Balances at end of year at Dec. 31, 2010		3,000		211,861,000	1,216,000	(12,840,000)	200,240,000	[1]
Balances at end of year (in Shares) at Dec. 31, 2010		32,216,104
Issuance of common stock, net of related costs, to settle earnout obligations				808,000			808,000
Issuance of common stock, net of related costs, to settle earnout obligations (in Shares)		57,758
Issuance of common stock for acquisitions				45,386,000			45,386,000
Issuance of common stock for acquisitions (in Shares)		2,098,038
Issuance of common stock for the exercise of options and warrants				2,292,000			2,292,000
Issuance of common stock for the exercise of options and warrants (in Shares)		479,423
Issuance of common stock, from treasury for acquisitions			2,158,000	6,000		(376,000)	1,788,000
Issuance of common stock, from treasury for acquisitions (in Shares)		202,999
Issuance of common stock for services (in Shares)		44,908
Share-based compensation				7,834,000			7,834,000
Net loss						(8,333,000)	(8,333,000)
Other comprehensive income:
Foreign currency translation adjustments					(2,645,000)		(2,645,000)
Stock repurchases under stock repurchase programs			(9,421,000)				(9,421,000)
Stock repurchases under stock repurchase programs (in Shares)		(1,008,612)
Other				(25,000)			(25,000)
Balances at end of year at Dec. 31, 2011		$ 3,000	$ (7,263,000)	$ 268,162,000	$ (1,429,000)	$ (21,549,000)	$ 237,924,000	[1]
Balances at end of year (in Shares) at Dec. 31, 2011		34,090,618

[1]	Includes intercompany investments in subsidiaries.